Janus Henderson Absolute Return Income Opportunities Fund Expense Example - Class D Shares [Member] - Janus Henderson Absolute Return Income Opportunities Fund - Class D	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	$ 1,788